CONVERTIBLE PROMISSORY NOTE, Convertible Notes Issued (Details)											12 Months Ended
	Dec. 29, 2021 USD ($) shares	Dec. 29, 2021 CAD ($) shares	Dec. 07, 2021 USD ($) shares	Dec. 07, 2021 CAD ($) shares	Sep. 15, 2021 USD ($) Tranche $ / shares shares	Sep. 15, 2021 CAD ($) Tranche	May 27, 2021 USD ($) $ / shares	May 27, 2021 CAD ($)	Apr. 13, 2021 USD ($) $ / shares	Apr. 13, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)
Convertible note [Abstract]
Issue discount percentage												5.00%	5.00%	5.00%	5.00%
Discount rate												11.31%	11.31%	11.31%	11.31%
Incentive shares allocated value												$ 0		$ 0
Fair value of derivative liability											$ 0		$ 206,726
Gain on settlement											273,247		0		$ (191,773)
Outstanding balance of convertible note											$ 6,327,515		$ 5,281,721
Trucking [Member]
Convertible note [Abstract]
Number of tranches | Tranche					3	3
Eighth Convertible Note [Member]
Convertible note [Abstract]
Issued									$ 341,250	$ 427,873
Interest rate									5.00%	5.00%
Issue discount amount paid									$ 16,250
Maturity date											October 10, 2021
Fair value of conversion option										$ 10,817
Residual value										$ 396,681
Effective interest rate percentage									4.88%	4.88%
Number of shares converted (in shares) | shares	2,500,000	2,500,000	417,196	417,196							6,045,325
Shares converted value		$ 137,500		$ 31,290							$ 302,500
Shares issued for debt settlement value	$ 116,500		$ 116,500
Fair value of derivative liability											0
Gain on fair value of derivative liability											66,928
Gain on settlement											$ 19,005
Ninth Convertible Note [Member]
Convertible note [Abstract]
Issued							$ 341,250	$ 412,479
Interest rate							5.00%	5.00%
Issue discount amount paid							$ 16,250
Maturity date											November 23, 2021
Fair value of conversion option								$ 18,356
Residual value								$ 374,481
Effective interest rate percentage							5.98%	5.98%
Number of shares converted (in shares) | shares											8,957,800
Shares converted value											$ 408,763
Fair value of derivative liability											0
Gain on fair value of derivative liability											94,980
Gain on settlement											$ 47,503
Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Number of tranches | Tranche					4	4
Bottom of Range [Member]
Convertible note [Abstract]
Interest rate													5.00%	5.00%	5.00%
Conversion price (in dollars per share) | $ / shares												$ 0.06		$ 0.06
Top of Range [Member]
Convertible note [Abstract]
Interest rate													10.00%	10.00%	10.00%
Conversion price (in dollars per share) | $ / shares												$ 0.08		$ 0.08
Top of Range [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Face value					$ 2,300,000
First Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued												$ 735,000
Interest rate					8.00%
Conversion price (in dollars per share) | $ / shares					$ 0.09
Issue discount amount paid					$ 35,000
Maturity date											March 14, 2022
Fair value of conversion option						$ 110,301
Residual value						776,844
Effective interest rate percentage					20.087%
Number of shares converted (in shares) | shares											10,309,375
Shares converted value											$ 289,550
Shares issued for debt settlement value											456,265
Fair value of derivative liability											0
Gain on fair value of derivative liability											11,534
Gain on settlement											206,740
Outstanding balance of convertible note											$ 553,169
Second Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued												$ 672,000
Interest rate					8.00%
Conversion price (in dollars per share) | $ / shares					$ 0.09
Issue discount amount paid					$ 32,000
Maturity date											May 23, 2022
Fair value of conversion option						140,643
Residual value						$ 670,204
Effective interest rate percentage					25.55%
Fair value of derivative liability											$ 0
Gain on fair value of derivative liability											33,285
Outstanding balance of convertible note											$ 982,970
First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Original issue discount rate					5.00%	5.00%
Common Stock [Member] | Eighth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares									$ 0.13
Common Stock [Member] | Ninth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares							$ 0.13
Common Stock [Member] | Second Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares													1,000,000
Common stock shares valued													$ 0
Common Stock [Member] | First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares					500,000